LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Long Term Prepayments Disclosures [Line Items]
Asset Impairment Charges, Total	$ 317,523	$ 0	$ 0